Derivatives - Summary of derivatives held for hedging (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivatives
Fair value of the hedging derivative
Net hedging derivative assets	£ 99,545	£ 106,139
Net hedging derivative liabilities	£ 94,047	£ 100,835
Exchange rate contracts
Fair value of the hedging derivative
Notional amount	3,168,000	3,167,000
Net hedging derivative assets	£ 45,829	£ 38,517
Net hedging derivative liabilities	£ 45,237	£ 39,286
Interest rate Contracts
Fair value of the hedging derivative
Notional amount	10,742,000	8,919,000
Net hedging derivative assets	£ 53,480	£ 67,458
Net hedging derivative liabilities	£ 48,535	£ 61,206
Credit derivatives
Fair value of the hedging derivative
Notional amount	15,000	14,000
Net hedging derivative assets	£ 236	£ 154
Net hedging derivative liabilities	£ 275	343
Equity and commodity contracts
Fair value of the hedging derivative
Net hedging derivative assets		£ 10
Derivatives held for hedging before IFRS netting | Derivatives
Fair value of the hedging derivative
Notional amount	233,100	206,500
Net hedging derivative assets	£ 4,378	£ 2,169
Net hedging derivative liabilities	9,337	3,316
Changes in fair value used for hedge ineffectiveness	(2,859)
IFRS netting/Clearing house settlements
Fair value of the hedging derivative
Net hedging derivative assets	(4,235)	(2,125)
Net hedging derivative liabilities	(9,205)	(3,196)
Derivatives after IFRS netting
Fair value of the hedging derivative
Net hedging derivative assets	143	44
Net hedging derivative liabilities	132	120
Derivatives
Fair value of the hedging derivative
Net hedging derivative liabilities	132	120
Fair value hedging
Fair value of the hedging derivative
Changes in fair value used for hedge ineffectiveness	£ (442)	£ (846)	£ 877
Fair value hedging | Interest rate Contracts
Fair value of the hedging derivative
Notional amount	58,700	65,600
Net hedging derivative assets	£ 1,554	£ 1,176
Net hedging derivative liabilities	3,009	2,057
Changes in fair value used for hedge ineffectiveness	£ 482	£ 897
Cash flow hedging | Exchange rate contracts
Fair value of the hedging derivative
Notional amount	6,300	7,300
Net hedging derivative assets	£ 142	£ 30
Net hedging derivative liabilities	112	109
Changes in fair value used for hedge ineffectiveness	£ (3)	£ 27
Cash flow hedging | Interest rate Contracts
Fair value of the hedging derivative
Notional amount	167,600	133,100
Net hedging derivative assets	£ 2,681	£ 952
Net hedging derivative liabilities	6,207	1,149
Changes in fair value used for hedge ineffectiveness	£ (3,342)	£ (931)
Net investment hedging | Exchange rate contracts
Fair value of the hedging derivative
Notional amount	500	500
Net hedging derivative assets	£ 1	£ 11
Net hedging derivative liabilities	9	1
Changes in fair value used for hedge ineffectiveness	4	7
Derivatives
Fair value of the hedging derivative
Net hedging derivative assets	£ 143	£ 44